Investment properties - Details of investment properties (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of detailed information about investment property [line items]
Net carrying value	₩ 472,768	₩ 387,707	$ 366,203	₩ 389,495	₩ 387,464
Fair value of investment properties	₩ 802,109	₩ 647,072
Description of extent to which fair value of investment property is based on valuation by independent valuer	The fair value of investment properties has been assessed on the basis of recent similar real estate market price and officially assessed land price in the area of the investment properties	The fair value of investment properties has been assessed on the basis of recent similar real estate market price and officially assessed land price in the area of the investment properties
Description of investment property of level of fair value hierarchy within which fair value measurement is categorised	The fair value of investment property is classified as level 3 on the fair value hierarchy	The fair value of investment property is classified as level 3 on the fair value hierarchy
Acquisition cost
Disclosure of detailed information about investment property [line items]
Net carrying value	₩ 510,990	₩ 418,775
Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Net carrying value	(38,136)	(30,982)
Accumulated impairment losses
Disclosure of detailed information about investment property [line items]
Net carrying value	₩ (86)	₩ (86)